Income Taxes (Provision for income taxes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current tax:
Canada	$ 0.0	$ 0.2
Luxembourg	0.2	0.2
Current tax expense	0.2	0.4
Deferred tax expense (recovery):
Canada	(678.5)	(225.6)
United States	50.7	66.2
Deferred tax expense (recovery)	(627.8)	(159.4)
Income tax recovery	$ (627.6)	$ (159.0)